CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 157,814	$ 159,467
Restricted cash	17,284	9,979
Accounts receivable, net	75,030	23,774
Prepaid expenses and other current assets	60,296	33,120
Total current assets	310,424	226,340
Vessels, net	3,777,329	2,852,570
Deposits for vessels acquisitions	218,663	46,335
Other long-term assets	46,122	48,168
Deferred dry dock and special survey costs, net	99,999	69,882
Amounts due from related parties	41,403	35,245
Intangible assets	78,716	100,422
Operating lease assets	323,048	244,337
Total non-current assets	4,585,280	3,396,959
Total assets	4,895,704	3,623,299
Current liabilities
Accounts payable	27,117	21,062
Accrued expenses	16,049	12,889
Deferred revenue	38,875	23,921
Operating lease liabilities, current portion	39,853	18,292
Amounts due to related parties	104,751	64,204
Current portion of financial liabilities, net	216,955	82,291
Current portion of long-term debt, net	174,140	172,846
Total current liabilities	617,740	395,505
Operating lease liabilities, net	271,262	225,512
Unfavorable lease terms	47,906	122,481
Long-term financial liabilities, net	864,661	465,633
Long-term debt, net	689,691	640,939
Deferred revenue	50,138	3,504
Other long-term liabilities	11,343	0
Total non-current liabilities	1,935,001	1,458,069
Total liabilities	2,552,741	1,853,574
Commitments and contingencies	0	0
Partners' capital:
Common Unitholders (30,184,388 and 30,197,087 units issued and outstanding at December 31, 2022 and December 31, 2021, respectively)	2,305,494	1,743,717
General Partner (622,296 and 622,555 units issued and outstanding at December 31, 2022 and December 31, 2021, respectively)	37,469	26,008
Total partners' capital	2,342,963	1,769,725
Total liabilities and partners' capital	$ 4,895,704	$ 3,623,299